5. DEBT (Details Narrative) (USD $)				3 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Chief Executive Officer [Member]	Mar. 31, 2013 Kinergy [Member]	Mar. 31, 2013 Senior Unsecured Notes	Mar. 31, 2013 Subordinated Convertible Notes [Member]	Mar. 31, 2013 Plant Owners [Member]	Dec. 31, 2012 Plant Owners [Member]
Borrowings under line of credit					$ 847,000
Availability under the revolving credit facility					7,872,000			5,000,000
Discount amortization included in interest expense						225,000
Principal payments made on notes						1,880,000
Conversion price							$ 3.60
Series A Notes converted into common stock							1,688,300
Fair value of conversion feature							1,400,800
Fair value of warrants							882,500
Credit line interest rate								13.25%
Credit line expiration date								Jun. 30, 2016
Credit line balance	$ 20,558,000	$ 19,711,000	$ 20,432,000					$ 24,174,000
Note payable maturity date				Mar. 31, 2014					Jun. 30, 2016